LEASES - Schedule of Balance Sheet Lease Assets and Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Assets and Liabilities, Lessee [Abstract]
Operating lease right-of-use assets	$ 368,632	$ 140,212
Finance lease right-of-use assets	$ 40,739	$ 10,980
Finance Lease, Right-of-Use Asset, Statement of Financial Position [Extensible Enumeration]	Property, plant and equipment, net of accumulated depreciation of $283,677 and $160,111, respectively	Property, plant and equipment, net of accumulated depreciation of $283,677 and $160,111, respectively
Current maturities of operating leases	$ 73,046	$ 21,910
Operating leases, less current maturities	305,714	122,225
Finance lease liability, current	$ 10,039	$ 1,647
Finance Lease, Liability, Current, Statement of Financial Position [Extensible Enumeration]	Notes payable and current portion of long-term debt, net	Notes payable and current portion of long-term debt, net
Finance lease liability, noncurrent	$ 30,680	$ 7,705
Finance Lease, Liability, Noncurrent, Statement of Financial Position [Extensible Enumeration]	Long-term debt, net	Long-term debt, net
Lease Agreement Transactions
Assets and Liabilities, Lessee [Abstract]
Current maturities of operating leases	$ 1,254	$ 1,993
Operating leases, less current maturities	12,553	14,202
Finance lease liability, current	$ 0	$ 135
Finance Lease, Liability, Current, Statement of Financial Position [Extensible Enumeration]	Notes payable and current portion of long-term debt, net	Notes payable and current portion of long-term debt, net
Finance lease liability, noncurrent	$ 0	$ 427
Finance Lease, Liability, Noncurrent, Statement of Financial Position [Extensible Enumeration]	Long-term debt, net	Long-term debt, net